RECONCILIATION OF FINANCIAL STATEMENTS TO IRS FORM 5500 - Reconciliation of Net Assets Available for Benefits (Details) - EBP 016 - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	$ 7,358,592,235	$ 389,046,495	$ 3,563,947,653	$ 2,994,533,624
Participant notes deemed distributed	(1,182,788)		(614,907)	(640,718)
Amount allocated to withdrawing participants	(156,336)		(161,105)	$ (77,033)
Net Assets Available for Benefits per IRS Form 5500	$ 7,357,253,111		$ 3,563,171,641